Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental annual borrowing rate of lease		4.10%
Lease liabilities		$ 2,600
Lease liabilities, current	$ 793	400	$ 347
Lease liabilities, noncurrent	2,459	2,200	449
Right of use assets	3,418
Properties [Member]
Disclosure of initial application of standards or interpretations [line items]
Right of use assets	3,100	3,400
Vehicles [Member]
Disclosure of initial application of standards or interpretations [line items]
Right of use assets	$ 300	$ 300